SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Details 5) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Nov. 11, 2013	Jan. 27, 2012	Jan. 02, 2012	Dec. 27, 2011
Inter-segment sales	$ 1,150	$ 690	$ 370
Operating income	61,535	56,995	49,450
Identifiable Assets	465,692	529,005
Goodwill	227,434	326,860	167,007	5,026	51,614	23,156	8,702
Identifiable Liabilities	249,889	259,519
Depreciation and amortization	24,349	25,650	14,363
Revenue	797,824	745,421	640,987
Investments in segment assets	6,868	4,994	8,907
Matrix [Member]
Inter-segment sales	870	690	370
Operating income	35,169	33,525	30,974
Identifiable Assets	357,625	325,203
Goodwill	165,253	155,628
Identifiable Liabilities	226,127	189,080
Depreciation and amortization	7,381	7,873	5,893
Revenue	535,585	514,931	491,144
Investments in segment assets	3,577	3,157	8,048
Sapiens [Member]
Inter-segment sales	0	0	0
Operating income	9,015	7,825	4,487
Identifiable Assets	0	99,598
Goodwill	0	119,701
Identifiable Liabilities	0	46,580
Depreciation and amortization	8,588	10,333	3,430
Revenue	117,281	104,110	36,515
Investments in segment assets	2,794	1,327	362
Magic [Member]
Inter-segment sales	280	0	0
Operating income	17,351	15,645	13,989
Identifiable Assets	108,067	104,204
Goodwill	62,181	51,531
Identifiable Liabilities	23,762	23,859
Depreciation and amortization	8,380	7,444	5,040
Revenue	144,958	126,380	113,328
Investments in segment assets	$ 497	$ 510	$ 497